FUNDS FROM SECURITIES ISSUED (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Funds From Securities Issued
Opening balances on January 1	R$ 244,966,258	R$ 222,257,328
Issuance	54,734,757	105,259,934	R$ 101,692,599
Interest accrued	27,427,073	25,707,778
Settlement and interest payments	(70,199,968)	(108,774,110)
Exchange variation and others	1,049,224	515,328
Closing balance on December 31	R$ 257,977,344	R$ 244,966,258	R$ 222,257,328